UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central and Eastern Europe Fund, Inc.
(formerly The Central Europe, Russia and Turkey Fund, Inc.)

Schedule of Investments                                                                                   as of July 31, 2017 (Unaudited)

	Shares	Value ($)
Russia 45.2%
Common Stocks 44.0%
Banks 10.7%
Bank St Petersburg PJSC	2,180,620	2,011,622
Sberbank of Russia PJSC	2,000,000	5,469,600
Sberbank of Russia PJSC (ADR)†	900,000	10,485,000
VTB Bank PJSC (GDR) (Registered)	1,100,000	2,123,000
		20,089,222
Capital Markets 1.7%
Moscow Exchange MICEX-RTS PJSC	1,780,000	3,167,332

Diversified Telecommunication Services 0.5%
Rostelecom PJSC	800,000	866,320

Electric Utilities 1.5%
Inter RAO UES PJSC	18,000,000	1,130,400
RusHydro PJSC (ADR)	1,410,151	1,762,689
		2,893,089
Energy Equipment & Services 1.6%
TMK PJSC (GDR) (Registered)	581,037	3,038,824

Food & Staples Retailing 2.6%
Magnit PJSC	14,500	2,295,705
X5 Retail Group NV (GDR) (Registered)*	70,019	2,708,335
		5,004,040
Metals & Mining 5.9%
Alrosa PJSC	2,920,000	4,059,968
MMC Norilsk Nickel PJSC (ADR) †	345,000	5,157,750
Polyus PJSC (GDR) (Registered)	59,013	1,923,824
		11,141,542
Oil, Gas & Consumable Fuels 16.5%
Gazprom PAO (ADR)	2,500,000	9,687,500
Lukoil PJSC (ADR)	275,000	12,897,500
Novatek PJSC (GDR) (Registered)	37,500	3,922,500
Rosneft Oil Co PJSC (GDR) (Registered)	500,000	2,565,000
Tatneft PAO (ADR) †	52,038	2,007,626
		31,080,126
Specialty Retail 1.4%
Detsky Mir PJSC	1,774,157	2,668,864

Wireless Telecommunication Services 1.6%
MegaFon PJSC (GDR) (Registered)	140,000	1,348,200
Mobile Telesystems PJSC (ADR)	200,527	1,711,498
		3,059,698
Preferred Stocks 1.2%
Oil, Gas & Consumable Fuels 1.2%
Surgutneftegas OJSC (Cost $ 2,813,275)	4,600,000	2,202,020

Total Russia (Cost $71,219,401)		85,211,077

Poland 19.5%
Common Stocks
Banks 3.0%
Bank Pekao SA	159,000	5,626,215

Consumer Finance 0.1%
KRUK SA	1,899	180,872

Diversified Telecommunication Services 1.8%
Orange Polska SA*	2,299,935	3,470,567

Electric Utilities 0.5%
PGE Polska Grupa Energetyczna SA	253,000	917,656

Insurance 1.8%
Powszechny Zaklad Ubezpieczen SA	285,000	3,494,933
	Shares	Value ($)
Media 1.9%
Cyfrowy Polsat SA	515,000	3,650,359

Metals & Mining 2.9%
Jastrzebska Spolka Weglowa SA*	76,962	1,763,965
KGHM Polska Miedz SA	110,000	3,724,839
		5,488,804
Oil, Gas & Consumable Fuels 4.2%
Polski Koncern Naftowy ORLEN SA	150,000	4,416,895
Polskie Gornictwo Naftowe i Gazownictwo SA	1,850,000	3,421,657
		7,838,552
Paper & Forest Products 1.2%
Pfleiderer Group SA†	173,360	2,183,500

Software 0.3%
Asseco Poland SA	40,000	500,817

Textiles, Apparel & Luxury Goods 1.8%
CCC SA	51,000	3,445,469

Total Poland (Cost $33,268,994)		36,797,744

Hungary 12.1%
Common Stocks
Banks 3.5%
OTP Bank PLC	176,478	6,534,703

Diversified Telecommunication Services 1.0%
Magyar Telekom Telecommunications PLC	1,109,194	1,993,439

Oil, Gas & Consumable Fuels 4.2%
MOL Hungarian Oil & Gas PLC	91,667	7,892,778

Pharmaceuticals 3.4%
Richter Gedeon Nyrt	250,000	6,366,682

Total Hungary (Cost $17,696,144)		22,787,602

Turkey 7.7%
Common Stocks
Airlines 2.3%
Turk Hava Yollari AO*	1,715,000	4,295,283

Banks 1.6%
Turkiye Garanti Bankasi AS	1,030,000	3,079,249

Beverages 1.0%
Coca-Cola Icecek AS	146,369	1,764,432

Metals & Mining 2.0%
Koza Altin Isletmeleri AS*	412,771	3,781,627

Textiles, Apparel & Luxury Goods 0.8%
Mavi Giyim Sanayi Ve Ticaret AS "B" 144A*	129,589	1,537,160

Total Turkey (Cost $9,724,710)		14,457,751

Czech Republic 3.6%
Common Stocks
Banks 2.1%
Komercni banka as	25,000	1,074,222
Moneta Money Bank AS 144A	820,000	2,943,932
		4,018,154
Electric Utilities 1.5%
CEZ AS	153,000	2,766,536

Total Czech Republic (Cost $6,619,458)		6,784,690

	Shares	Value ($)
Austria 3.5%
Common Stocks
Banks 2.7%
Erste Group Bank AG	125,000	5,174,195

Hotels, Restaurants & Leisure 0.8%
DO & CO AG	20,578	1,501,530

Total Austria (Cost $6,160,443)		6,675,725

Greece 1.2%
Common Stocks
Oil, Gas & Consumable Fuels 1.2%
Motor Oil Hellas Corinth Refineries SA (Cost $1,481,650)	96,842	2,174,698

Netherlands 0.9%
Common Stocks
Hotels, Restaurants & Leisure 0.9%
DP Eurasia NV 144A* (Cost $1,389,438)	654,399	1,682,381

Sweden 0.7%
Common Stocks
Health Care Providers & Services 0.7%
Medicover AB "B"* (Cost $994,227)	152,849	1,209,592

Kazakhstan 0.5%
Common Stocks
Metals & Mining 0.5%
Altyn PLC* (Cost $1,824,443)	50,000,000	1,021,760

Securities Lending Collateral 4.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (Cost $9,305,557) (a) (b)	9,305,557	9,305,557

Cash Equivalents 4.1%
Deutsche Central Cash Management Government Fund, 1.06% (Cost $7,739,324) (b)	7,739,324	7,739,324

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $167,423,789)**	103.9	195,847,901
Other Assets and Liabilities, Net	(3.9)	(7,314,287)
Net Assets	100.0	188,533,614

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	The cost for federal income tax purposes was $171,138,810. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $24,709,091. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,108,720 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,399,629.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2017 amounted to $8,903,586, which is 4.7% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR	:	American Depositary Receipt
GDR	:	Global Depositary Receipt
OJSC	:	Open Joint Stock Company
PJSC	:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$85,211,077	$—	$—	$85,211,077
Poland	36,797,744	—	—	36,797,744
Hungary	22,787,602	—	—	22,787,602
Turkey	14,457,751	—	—	14,457,751
Czech Republic	6,784,690	—	—	6,784,690
Austria	6,675,725	—	—	6,675,725
Greece	2,174,698	—	—	2,174,698
Netherlands	1,682,381	—	—	1,682,381
Sweden	1,209,592	—	—	1,209,592
Kazakhstan	1,021,760	—	—	1,021,760
Short-Term Instruments (c)	17,044,881	—	—	17,044,881
Total	$195,847,901	$—	$—	$195,847,901

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017